Common Shares (Details Textual) (USD $)	9 Months Ended			12 Months Ended	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2014	Sep. 30, 2014	Nov. 20, 2014	Jan. 31, 2014	Dec. 17, 2013	Nov. 30, 2013	Oct. 31, 2013	Sep. 24, 2013	Jul. 16, 2013	Mar. 20, 2013	Nov. 30, 2014	Jul. 31, 2013
Common Stock, Shares, Issued		133,403,931		180,299,695		40,000,000	4,695,000	31,300,000	32,590,411		33,400,000	31,250,000	1,500
Shares Issued, Price Per Share							$ 9.75
Common Stock, Par or Stated Value Per Share		$ 0.01		$ 0.01		$ 0.01						$ 0.01
Proceeds from Issuance of Common Stock		$ 1,334,000		$ 1,803,000		$ 150,000,000	$ 42,360,000	$ 284,018,000	$ 291,000,000			$ 242,800,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock											289,956
Proceeds from Issuance of Common Stock		1,107,825,000	290,490,000	187,615,000
Entity Common Stock, Shares Outstanding				180,299,695
Additional Paid in Capital		1,109,185,000		1,321,057,000						288,822,000
Foreign Currency Transaction Gain (Loss), Realized	1,134,000
Scorpio Services Holding Limited
Common Stock, Shares, Issued	52,394				52,394	4,000,000								4,000,000	1,250,000
Proceeds from Issuance of Common Stock						15,000,000								15,000	10,000
Year Built 2014 [Member] | Kamsarmax [Member]
Number of vessels owned				2
Year Built 2014 [Member] | Kamsarmax [Member] | Scorpio Services Holding Limited
Number of vessels owned				2
Proceeds from Issuance of Common Stock					$ 500,000